Note Payable - Related Party	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Note Payable - Related Party
NOTE 4 - Note Payable - Related Party

On November 1, 2011 the Company issued a promissory note to P&G Holding LLC, an entity that is 33% owned by Moses Gross, the Company’s CEO and significant stockholder. The note bears interest at 6% per annum and is due November 1, 2015. Under the terms of the note, the Company may borrow from P&G, from time to time, any amount in increments of up to $100,000, however that the aggregate principal amount outstanding under the note shall not exceed $126,275. As of July 31, 2013 the total outstanding principal was $ 76,404 and accrued interest on this note was $5,142. Interest expense on this note was $1,121 and $408 for the three months ended July 31, 2013 and July 31, 2012, respectively.

Maturities of this debt are as follows:

July 31, 2014	$-
July 31, 2015	-
November 1, 2015	76,404

$76,404

On November 1, 2011 the Company issued a promissory note to P&G Holding LLC, an entity that is 33% owned by Moses Gross, the Company’s CEO and significant stockholder. The note bears interest at 6% per annum and is due November 1, 2015. Under the terms of the note, the Company may borrow from P&G, from time to time, any amount in increments of up to $100,000, however that the aggregate principal amount outstanding under the note shall not exceed $126,275. As of April 30, 2013 and 2012, the total outstanding principal was $68,926 and $33,133 respectively and accrued interest on this note was $4,021 and $764 respectively.

Maturities of this debt are as follows:

April 30, 2014	$-
April 30, 2015	-
November 1, 2015	68,926

$68,926